Fixed Deposits (Details) - 12 months ended Jun. 30, 2025	USD ($)	CNY (¥)
Fixed Deposits [Line Items]
Time deposits maturity date	May 2026
Bank Time Deposits [Member]
Fixed Deposits [Line Items]
Time deposits	$ 2,654,150	¥ 19,000,000